EVENTS AFTER THE BALANCE SHEET DATE	9 Months Ended
Dec. 31, 2021
Events After Balance Sheet Date
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 22. EVENTS AFTER THE BALANCE SHEET DATE

(a)	Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

On January 19, 2022, the Board of Directors unanimously approved the Amended and Restated 2021 Equity Incentive Plan (the “Amended 2021 Equity Incentive Plan”). The Amended 2021 Equity Incentive Plan provides for:

(1)	An increase of aggregate number of shares available for awards to 2,001,812, which is equal to 15% of the issued and outstanding common shares in the capital of the Company as of January 19, 2022 subject to discretionary annual increases (on a cumulative basis) as may be approved by the Board in future years by a number of shares not to exceed an additional five percent (5%) of the aggregate number of shares then outstanding;

(2)	The authorization of incentive stock options (should shareholder approval be sought and obtained) under the Amended 2021 Equity Incentive Plan; and

(3)	The provision of dividend equivalent rights to be issued when authorized.

Pursuant to the Amended 2021 Equity Incentive Plan, on January 19, 2022, the Company granted an aggregate of 302,000 stock options exercisable at a price of US$10.22 per share, representing the average price of the shares on the day of grant (January 19, 2022), which expire on January 19, 2032 to various directors, officers and consultants of the Company. A total of 13,800 of the 302,000 stock options were granted to two members of the Board of Directors’ and vest on the first anniversary of the date of the grant. The balance 288,200 stock options were granted to employees (one of whom is also a director), and a consultant, which vest ratably on each of the first four annual anniversaries of the date of the grant.

(a)	Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units (Cont’d)

Additionally, the Company granted 135,740 restricted stock units to employees (one of whom is also a director) on January 19, 2022, with a fair value of US$10.22 per share, representing the average price of the shares on the day of grant (January 19, 2022). The restricted stock units vest ratably on each of the first four annual anniversaries of the date of the grant.

(b)	New Appointments to the Board of Directors

On February 15, 2022, James Mellon, Linda Kozick and Mark Simon were appointed to the Board of Directors. Mr. Mellon owned approximately 23.9 % of the Company’s outstanding shares at that date. Additionally, Mr. Mellon had previously served as a member of the Board of Directors from 2016 to August 14, 2020. On February 16, 2022, in connection with the appointments, each of these directors were granted 13,800 non-incentive stock options, which vest ratably monthly over a three-year period. The options have an exercise price of $8.59 per share, the average price of the stock on February 15, 2022, the day immediately preceding the grant date, and will expire, if unexercised, on February 15, 2032.